NOTE 3.. RENTAL PROPERTY (Tables)	9 Months Ended
Sep. 30, 2025
NOTE 3. RENTAL PROPERTY - Rental Property at December 31, 2023

Income From Rental Property

Income from rental property includes rental, storage, parking and other rental property related income charged to leases. The Company leases a mixed-use residential and commercial property to tenants primarily under non-cancelable operating leases that generally contain provisions for minimum base rents plus reimbursement for certain operating expenses. Total minimum annual lease payments are recognized in rental income on a straight-line basis over the term of the related lease, regardless of when payments are contractually due, when collectability is probable. Rental revenue recognition commences when the tenant takes possession of or controls the physical use of the leased space. Lease termination fees, which are included in rental income, are recognized when the related leases are canceled and we have no continuing obligation to provide services to such former tenants.

Our lease agreements with tenants generally contain provisions that require tenants to reimburse us for certain property expenses. Estimated reimbursements from tenants for these property expenses, which include real estate taxes, insurance, common area maintenance and other recoverable operating expenses, are recognized as revenues in the period that the expenses are incurred. Subsequent to year-end, we perform final reconciliations on a lease-by-lease basis and bill or credit each tenant for any cumulative annual adjustments. As the timing and pattern of revenue recognition is the same and as the lease component would be classified as an operating lease if it were accounted for separately, rents and tenant reimbursements are treated as a combined lease component and presented as a single line item “Income From Rental Property” in the Company’s condensed consolidated statements of operations and comprehensive loss.

The Company record revenues and expenses on a gross basis for lessor costs (which include real estate taxes) when these costs are reimbursed to us by our tenants. Conversely, we record revenues and expenses on a net basis for lessor costs when they are paid by our tenants directly to the taxing authorities on our behalf.

Block 40 L L C 2024 [Member]
NOTE 3. RENTAL PROPERTY - Rental Property at December 31, 2023

Land	$4,504,624
Building - residential	104,550,314
Building - commercial	11,661,662
Building and land improvements	3,877,968
Fixtures and personal property	13,835,318
Tenant Improvements	1,528,950
139,958,836

Less: accumulated depreciation	(18,894,674)
$121,064,162